[LETTERHEAD OF LISKOW & LEWIS]

May 25, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing Desk

Re:	Registration Statement on Form SB-1 of MD Technologies Inc.

Ladies and Gentlemen:

On behalf of MD Technologies Inc. (the “Company”), we transmit herewith for electronic filing via the EDGAR system under the Securities Act of 1933, as amended, a Registration Statement on Form SB-1 of the Company.

Please contact John C. Anjier (504.556.4177) of the firm Liskow & Lewis, counsel to the Company, with any questions or comments you may have regarding the enclosed. In addition, please send copies of all written correspondence with the Company directly to Mr. John C. Anjier, Liskow & Lewis, 701 Poydras Street, Suite 5000, New Orleans, LA 70139-5099 (fax number 504.556.4108).

Sincerely,

Liskow & Lewis

By:	/s/ JOHN C. ANJIER
John C. Anjier